Basis of presentation	12 Months Ended
Mar. 26, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
1.	Basis of presentation:

These consolidated financial statements, which include the accounts of the Canadian parent company Birks Group and its wholly owned subsidiary, Mayor’s Jewelers, Inc. (“Mayors”), are reported in U.S. dollars and in accordance with accounting principles generally accepted in the U.S. These principles require management to make certain estimates and assumptions that affect amounts reported and disclosed in the financial statements and related notes.

The most significant estimates and judgments include assessing the valuation of inventories, accounts receivable, deferred tax assets, the recoverability of long-lived assets and the substantial doubt assessment of the going concern assumption. Actual results could differ from these estimates. Periodically, the Company reviews all significant estimates and assumptions affecting the financial statements relative to current conditions and records the effect of any necessary adjustments. All significant intercompany accounts and transactions have been eliminated upon consolidation.

Future operations

These financial statements have been prepared on a going concern basis in accordance with generally accepted accounting principles in the U.S. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company’s ability to fund its operations and meet its cash flow requirements in order to fund its operations is dependent upon its ability to maintain profitable operations as well as specified excess availability levels under its senior secured revolving credit facility and its senior secured term loan, and adhering to certain financial covenants described in note 7.

The Company reported net income of $5.4 million for fiscal 2016. In fiscal 2015 and 2014, the Company incurred net losses of $8.6 million and $5.8 million, respectively. Maintenance of sufficient availability of funding through an adequate amount of committed financing is necessary for the Company to fund its day-to-day operations. The Company’s ability to make scheduled payments of principal, or to pay the interest or additional interest, if any, or to fund planned capital expenditures and store operations will depend on its ability to maintain adequate levels of available borrowing and its future performance, which to a certain extent, is subject to general economic, financial, competitive, legislative and regulatory factors, as well as other events that are beyond the Company’s control. Approximately 30% of the Company’s store leases are renewable within two years. The Company’s capital expenditure requirements relating to renewing store leases is such that less than 15% of all store leases require capital expenditures in the next two years. The capital expenditures related to retail store locations in both Canada and the U.S. are estimated to be approximately $8.8 million over the next two years to remodel, relocate or open new stores. Of the $8.8 million, we estimate that $4.3 million will be spent in fiscal 2017 leaving the balance to fiscal 2018. The availability of financing will impact our ability to renew leases or enter into new ones, which can in turn, impact the number of retail locations we operate and the level of sales we generate in the future.

The Company funds its operation primarily through committed financings under its senior secured credit facilities and term loans. The Company’s ability to fund its operations and meet its cash flow requirements is dependent upon its ability to maintain positive excess availability of at least $8 million under the senior secured revolving credit facility. As of March 26, 2016, the Company had approximately $63.2 million outstanding on the $110 million senior secured revolving credit facility. The Company’s excess borrowing capacity was $16.2 million as of March 26, 2016 and $12.9 million as of March 28, 2015. The Company had positive excess availability of at least $8 million throughout fiscal 2016. The senior secured revolving credit facility along with the senior secured term loan are used to finance working capital, finance capital expenditures, provide liquidity to fund our day-to-day operations and for other general corporate purposes. The term of the senior secured revolving credit facility expires on August 22, 2017, while the senior secured term loan matures August 22, 2018.

Under the terms of the amended senior secured credit facilities, the Company is required to maintain minimum adjusted EBITDA levels (calculated on a twelve-month rolling basis as defined in the agreement) if the Company’s availability under its senior secured revolving credit facility is below $8.0 million for any five consecutive business days. Failure to meet the minimum adjusted EBITDA covenant in the event that availability falls below $8.0 million as described above is considered an event of default, that could result in the outstanding balances borrowed under the Company’s senior secured term loan and senior secured revolving credit facility becoming due immediately, and will result in cross defaults on the Company’s other borrowings. As part of the amendments to the senior secured credit facilities entered into in November 2015, the minimum adjusted EBITDA levels were reduced for the months of October 2015 through July 2017 to reflect the impact of the weaker Canadian dollar. As the Company is forecasting to have excess availability of at least $8 million throughout fiscal 2017, it does not expect that the minimum adjusted EBITDA financial covenant will have to be tested.

In addition, our senior secured revolving credit facility administrative agent may impose, at any time, discretionary reserves, which would lower the level of borrowing availability under our senior secured revolving credit facility (customary for asset-based loans) at their reasonable discretion to: i) ensure that we maintain adequate liquidity for the operation of our business, ii) cover any deterioration in the amount or value of the collateral, and iii) reflect impediments to the lenders to realize upon the collateral. There is no limit to the amount of discretionary reserves that our senior secured revolving credit facility administrative agent may impose at its reasonable discretion.

In November 2015, the terms of the senior secured credit facilities were amended to remove the requirement to finalize and complete a recapitalization transaction by January 2016, which included but was not limited to, the closing of permanent financing, equity infusion and/or restructuring acceptable to the lenders (the “Recapitalization Transaction”). Consequently, this removed the additional reserve of up to $2.5 million that may have been established by the senior secured lenders.

The Company has also received three term loan financings from Investissement Québec in the amount of $6.6 million (CAD$8.6 million) that mature in 2017, 2018 and 2019. In November 2015, the Company amended the monthly capital requirements amounts of all term loans with Investissement Québec in order to reduce its short-term capital requirements. The impact of the amendment on the first twelve months following the effective date of the amendment translates to a reduction of CAD$2 million (approximately $1.5 million in U.S. dollars) of the monthly capital requirements. This amendment was agreed to by the senior secured lenders.

The term loans with Investissement Québec also require the Company on an annual basis to have a working capital ratio of at least 1.15 and an adjusted long-term debt to adjusted net assets ratio below 2.5. At March 26, 2016, the Company was in compliance with the working capital financial covenant. On each of June 26, 2015 and March 7, 2016, the Company obtained a waiver from Investissement Québec with respect to the requirement to test the adjusted long-term debt to adjusted net assets ratio for fiscal 2016 and fiscal 2017, respectively.

On August 4, 2015, the Company sold the assets of its corporate sales division to Rideau Recognition Solutions Inc. (“Rideau”) (see note 6) for gross proceeds of $4.3 million and executed a supply and licensing agreement for Birks products and Birks-branded products with minimum purchase requirements which will contribute to future cash inflows.

The Company continues to be actively engaged in identifying alternative sources of financing that include raising additional funds through public or private equity, the disposal of assets, and debt financing, including funding from governmental sources which may not be possible as the success of raising additional funds is beyond the Company’s control. The Company’s majority shareholder is not bound to provide this financing. The incurrence of additional indebtedness would result in increased debt service obligations and could result in operating and financing covenants that could restrict the Company’s operations. Financing may be unavailable in amounts or on terms acceptable to the Company or at all, which may have a material adverse impact on its business, including its ability to continue as a going concern.

The Company believes that it will be able to adequately fund its operations and meet its cash flow requirements for at least the next twelve months. This determination, however, could be impacted by future economic, financial and competitive factors, as well as other future events that are beyond the Company’s control. If any of these factors or events result in operating performance being significantly lower than is currently forecasted, or if the Company’s senior lenders impose additional restrictions on its ability to borrow on the Company’s collateral, or if the Company does not maintain positive excess availability under its senior secured revolving credit facilities which is an event of default and the lenders exercise their right to demand repayment of balances owed under these credit facilities, there could be substantial doubt about the Company’s ability to continue as a going concern, and its capacity to realize the carrying value of its assets and repay its existing and future obligations as they generally become due without obtaining additional financing which may not be available as explained above. These financial statements do not reflect adjustments that would be necessary if the going concern assumption was not appropriate.